                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                  FORM N-CSR


             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES


                  Investment Company Act file number 811-5754


                     Colonial High Income Municipal Trust
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


               One Financial Center, Boston, Massachusetts 02111
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                         James R. Bordewick, Jr., Esq.
                       Columbia Management Advisors, LLC
                             One Financial Center
                               Boston, MA 02111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-426-3750


Date of fiscal year end: November 30, 2006


Date of reporting period: May 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders

[PHOTO]






  COLONIAL HIGH INCOME MUNICIPAL TRUST






  Semiannual Report
  May 31, 2006






[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

                                       [GRAPHIC]




Dear Shareholder:

The US stock and bond markets delivered positive, but modest, returns during the six month period ended May 31, 2006. After a weak fourth quarter, economic growth turned sharply higher in 2006 and job growth was steady, although somewhat slower at the end of the period. Confident consumers continued to pump dollars into US retail markets, despite higher energy prices, which boosted inflation. The housing market continued to cool as mortgage rates moved higher, but housing-market indicators--such as housing starts, sales of existing homes, and house prices--remained strong by historical measures.

In this environment, the US fixed income markets faced the challenge of rising interest rates, especially within the short-and intermediate-maturity ranges and was generally flat for the period. The Federal Reserve Board, in an effort to balance economic growth and the forces of inflation, raised short-term interest rates by one full percentage point during the reporting period. The yield on the 10-year US Treasury note, a bellwether for the bond market, moved up from 4.5% to 5.1%. Lower quality bonds did better than higher quality bonds. In fact, high-yield bonds did better than either stocks or investment-grade bonds. A strong economy favored corporate high-yield bonds, as default rates remained low and corporate profits surprised investors with better-than-expected results. However, that trend showed signs of shifting near the end of the six-month period. The municipal sector generated respectable gains as economic growth helped buoy revenues and stabilize budgets in many states and municipalities. Within the municipal market, high-yield also outperformed high-grade bonds for the period.

In the pages that follow, your fund's manager discusses key factors that influenced performance during this six-month reporting period. We urge you to read this report carefully and to discuss any questions you might have with your financial advisor.

As always, we thank you for choosing Colonial Funds. We look forward to continuing to help you build toward your financial goals.

Sincerely,

/s/ Christopher L. Wilson
Christopher L. Wilson
President, Columbia Funds

Past performance is no guarantee of future results.

Investments in high-yield or "junk" bonds offer the potential for higher income than investments in investment-grade bonds, but also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely effect a high-yield bond issuer's ability to make timely principal and interest payments.

The views expressed in the President's Message and Portfolio Manager's Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Colonial Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Colonial Fund. References for specific company securities should not be construed as a recommendation or investment advice.

                                    [GRAPHIC]



                                    [GRAPHIC]


    PORTFOLIO MANAGER'S REPORT

SUMMARY

..  For the six-month period ended May 31, 2006, Colonial High Income Municipal
   Trust generated a total return of 8.70%, based on its market price. During this period, the trust returned 4.19%, based on investment at net asset value. This was less than the 4.41% average return of the Lipper High Yield Municipal Debt Funds Category./1/ The trust's performance was much closer to the 4.30% average return generated by a customized peer group consisting of nine leveraged closed-end high-yield municipal funds that have all issued preferred shares. The trust's dividend yield declined as rising short-term interest rates cut into some of the income that the trust derived from leverage. However, we believe that the trust's leverage continued to give the common shareholders a higher dividend payment than would have been available without it.

.. Strong gains from the multi-family housing sector and assisted living projects bolstered returns. In addition, the trust's slightly longer duration (a measure of bond price volatility) helped as long-term municipal yields dropped slightly. The trust's slight overweight in higher quality issues hampered performance as did its underweight in the volatile airline sector. While airline holdings added to total return, the trust had less exposure than some of its competitors to this top-performing sector. In addition, some nursing home bonds fell due to credit deterioration.

.. At the end of the period, the trust had a slightly higher emphasis than its peers on higher quality bonds, which we expect to do well if the difference in yields between higher and lower quality bonds widens. We also kept the trust's duration slightly longer than its peers because we do not expect long-term interest rates to move much higher. We expect the Federal Reserve Board to remain vigilant on inflation, which could benefit long-term bonds, whose yields tend to reflect inflation expectations.

PORTFOLIO MANAGEMENT

Maureen G. Newman has been the portfolio manager of Colonial High Income Municipal Trust since August 1998.

SHARES OF CLOSED-END FUNDS FREQUENTLY TRADE AT A DISCOUNT TO NET ASSET VALUE. THE PRICE OF THE TRUST'S SHARES IS DETERMINED BY A NUMBER OF FACTORS, SEVERAL OF WHICH ARE BEYOND THE CONTROL OF THE TRUST. THEREFORE, THE TRUST CANNOT PREDICT WHETHER ITS SHARES WILL TRADE AT, BELOW OR ABOVE NET ASSET VALUE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

-----------
/1/Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.




Price per share as of 05/31/06 ($)

                              Market price    6.75
                              --------------------
                              Net asset value 6.52
                              --------------------

6-month (cumulative) total return as of 05/31/06 (%)

                        Market price                8.70
                        --------------------------------
                        Net asset value             4.19
                        --------------------------------
                        Lipper High Yield Municipal
                        Debt Funds Category average 4.41
                        --------------------------------

Performance is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please call 800-730-6001 for the Trust's most recent performance.

Total return based on net asset value reflects changes in the trust's net asset value during each period. Total return based on market value reflects changes in market value. These figures will differ depending on the level of any discount from or premium to during the period.

Distributions declared per common share 12/01/05-05/31/06 ($)
                                      0.22
                                    --------

A portion of the trust's income may be subject to the alternative minimum tax. The trust may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the trust's ordinary income, and any market discount is taxable when distributed.

Top 5 sectors as of 05/31/06 (%)

                        Hospitals                  12.0
                        -------------------------------
                        Refunded/escrowed           9.4
                        -------------------------------
                        Congregate care retirement  9.0
                        -------------------------------
                        Investor owned utility      6.8
                        -------------------------------
                        Multi-family                6.5
                        -------------------------------

Quality breakdown as of 05/31/06 (%)

                             AAA              22.6
                             ---------------------
                             AA                3.8
                             ---------------------
                             A                10.9
                             ---------------------
                             BBB              23.1
                             ---------------------
                             BB                4.0
                             ---------------------
                             B                 1.5
                             ---------------------
                             CCC               0.3
                             ---------------------
                             Non-rated        32.1
                             ---------------------
                             Cash equivalents  1.7
                             ---------------------

Sector and quality breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd. The majority of the bonds that are non-rated are considered by the advisor to be of non-investment grade quality. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.

                                    [GRAPHIC]

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield or "junk" bonds offers the potential for higher income than investments in investment-grade bonds but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the trust will be affected by interest rate changes and the creditworthiness of issues held in the fund. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

                                    [GRAPHIC]

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS - 153.4%                PAR ($) VALUE ($)
           ---------------------------------------------------------

           EDUCATION - 4.2%
           EDUCATION - 2.9%
           CA Educational Facilities Authority,
             Loyola Marymount University,
             Series 2001, Insured: MBIA
              (a) 10/01/19                       2,025,000 1,082,889
           CA Public Works Board, UCLA,
             Series 2002 A, Insured: FSA
              5.375% 10/01/15                    1,010,000 1,087,962
           MI Southfield Economic Development
             Corp., Lawrence University,
             Series 1998 A,
              5.400% 02/01/18                    1,000,000 1,017,530
           PA Higher Education Facilities
             Authority, Philadelphia University,
             Series 2004 A,
              5.125% 06/01/25                      600,000   606,474
           VT Educational & Health Buildings
             Finance Agency, Norwich
             University, Series 1998,
              5.500% 07/01/21                    1,500,000 1,531,410
           WV University, Series 2000 A,
             Insured: AMBAC
              (a) 04/01/19                       1,000,000   547,460
                                                           ---------
                                           Education Total 5,873,725
                                                           ---------
           PREP SCHOOL - 1.3%
           CA Statewide Communities
             Development Authority, Crossroads
             School for Arts & Sciences,
             Series 1998,
              6.000% 08/01/28(b)                 1,240,000 1,282,259
           MA Industrial Finance Agency,
             Cambridge Friends School,
             Series 1998,
              5.800% 09/01/28                    1,000,000   967,170
           MI Summit Academy North,
             Series 2005,
              5.500% 11/01/35                      500,000   461,785
                                                           ---------
                                         Prep School Total 2,711,214
                                                           ---------
                                           EDUCATION TOTAL 8,584,939
                                                           ---------
           ---------------------------------------------------------
           HEALTH CARE - 43.4%
           CONTINUING CARE RETIREMENT - 14.3%
           CA La Verne Brethren Hillcrest
             Homes, Series 2003 B,
              6.625% 02/15/25                      690,000   747,001
           CO Health Facilities Authority,
             Covenant Retirement
             Communities, Inc., Series 2005,
              5.000% 12/01/35                    1,400,000 1,372,490

                                                    PAR ($) VALUE ($)
           ----------------------------------------------------------
           CT Development Authority, Elim
             Park Baptist, Inc., Series 2003,
              5.850% 12/01/33                       660,000   689,944
           FL Capital Projects Finance Authority,
             Glenridge on Palmer Ranch,
             Series 2002 A,
              8.000% 06/01/32                       750,000   827,790
           FL Lee County Industrial
             Development Authority, Shell Point
             Village Project, Series 1999 A,
              5.500% 11/15/29                       600,000   603,066
           GA Fulton County, Canterbury Court
             Project, Series 2004 A,
              6.125% 02/15/34                       750,000   775,388
           GA Savannah Economic Development
             Authority, Marshes of Skidaway,
             Series 2003 A,
              7.400% 01/01/34                       465,000   490,570
           IL Finance Authority, Washington &
             Jane Smith Community,
             Series 2005 A,
              6.250% 11/15/35                     1,250,000 1,290,037
           IL Health Facilities Authority:
             Lutheran Senior Ministries,
             Series 2001,
              7.375% 08/15/31                       900,000   977,661
             Washington & Jane Smith
             Community, Series 2003 A,
              7.000% 11/15/32                       725,000   777,410
           IN Health & Educational Facilities
             Financing Authority, Baptist Homes
             of Indiana, Inc., Series 2005,
              5.250% 11/15/35                     1,000,000   997,150
           KS Manhattan, Meadowlark Hills
             Retirement Home, Series 1999 A,
              6.375% 05/15/20                       650,000   667,401
           MA Boston Industrial Development
             Financing Authority, Springhouse,
             Inc., Series 1998,
              5.875% 07/01/20                       255,000   256,872
           MA Development Finance Agency,
             Loomis Communities:
             Series 1999 A,
              5.625% 07/01/15                       400,000   407,884
             Series 2002 A,
              6.900% 03/01/32                       100,000   108,426
           MD Westminster Economic
             Development Authority, Carroll
             Lutheran Village, Inc.,
             Series 2004 A:
              5.875% 05/01/21                       500,000   510,610
              6.250% 05/01/34                       250,000   256,730

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS (CONTINUED)              PAR ($) VALUE ($)
           ----------------------------------------------------------
           HEALTH CARE (CONTINUED)
           CONTINUING CARE RETIREMENT (CONTINUED)
           NC Medical Care Commission, United
             Methodist Retirement Homes, Inc.,
             Series 2005 C,
              5.500% 10/01/32                       600,000   608,736
           NH Higher Educational & Health
             Facilities Authority, Rivermead at
             Peterborough, Series 1998:
              5.625% 07/01/18                       500,000   501,520
              5.750% 07/01/28                       500,000   500,865
           NJ Economic Development Authority:
             Cranes Mill, Series 2005 A,
              5.100% 06/01/27                       500,000   489,155
             Lions Gate, Series 2005 A:
              5.750% 01/01/25                       205,000   208,786
              5.875% 01/01/37                       830,000   845,347
             Seabrook Village, Inc.,
             Series 2000 A,
              8.250% 11/15/30                       925,000 1,023,993
             Winchester Gardens, Series 2004 A,
              5.750% 11/01/24                       750,000   790,432
           PA Bucks County Industrial
             Development Authority, Ann's
             Choice, Inc., Series 2005 A,
              6.125% 01/01/25                     1,000,000 1,020,820
           PA Delaware County Authority,
             Dunwoody Village, Series 2003 A,
              5.375% 04/01/17                       600,000   626,712
           PA Montgomery County Industrial
             Development Authority,
             Whitemarsh Continuing Care
             Retirement Community, Series 2005:
              6.125% 02/01/28                       250,000   262,285
              6.250% 02/01/35                       750,000   789,292
           TN Johnson City Health &
             Educational Facilities Authority,
             Appalachian Christian Village,
             Series 2004 A,
              6.250% 02/15/32                       250,000   256,455
           TN Metropolitan Government
             Nashville & Davidson County,
             Blakeford at Green Hills,
             Series 1998,
              5.650% 07/01/24                       600,000   586,500
           TN Shelby County Health
             Educational & Housing Facilities
             Board:
             Germantown Village,
             Series 2003 A,
              7.250% 12/01/34                       450,000   477,666
             Trezevant Manor, Series 2006 A,
              5.625% 09/01/26                     1,000,000   988,460

                                                    PAR ($)  VALUE ($)
         -------------------------------------------------------------
         TX Abilene Health Facilities
           Development Corp., Sears
           Methodist Retirement Center:
           Series 1998 A,
            5.900% 11/15/25                       1,000,000  1,007,560
           Series 2003 A,
            7.000% 11/15/33                         500,000    535,785
         TX Houston Health Facilities
           Development Corp., Buckingham
           Senior Living Community, Inc.,
           Series 2004 A,
            7.125% 02/15/34                         500,000    548,115
         TX Tarrant County Cultural
           Education Facilities, Northwest
           Senior Housing-Edgemere,
           Series 2006 A,
            6.000% 11/15/36                         750,000    778,920
         VA Virginia Beach Development
           Authority, Westminster-Canterbury
           of Hampton, Series 2005:
            5.250% 11/01/26                         250,000    251,208
            5.375% 11/01/32                         300,000    302,412
         VA Winchester Industrial
           Development Authority,
           Westminster-Canterbury,
           Series 2005 A,
            5.300% 01/01/35                         750,000    749,633
         WI Health & Educational Facilities
           Authority:
           Clement Manor,
           Series 1998,
            5.750% 08/15/24                       1,300,000  1,304,316
           Eastcastle Place, Inc., Series 2004,
            6.125% 12/01/34                         350,000    353,094
           Three Pillars Senior Living
           Communities, Series 2003,
            5.750% 08/15/26                         500,000    510,405
           United Lutheran Program for the
           Aging, Series 1998,
            5.700% 03/01/28                       1,000,000    997,430
                                                            ----------
                         Continuing Care Retirement Total   29,072,332
                                                            ----------
         HEALTH SERVICES - 1.7%
         CO Health Facilities Authority
           National Jewish Medical &
           Research Center:
           Series 1998,
            5.375% 01/01/23                         330,000    330,462
           Series 1998 B,
            5.375% 01/01/29                         750,000    748,988
         MA Development Finance Agency
           Boston Biomedical Research
           Institute,
           Series 1999:
            5.650% 02/01/19                         200,000    206,992
            5.750% 02/01/29                         450,000    464,994

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED) (CONTINUED)

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS (CONTINUED)              PAR ($) VALUE ($)
           ----------------------------------------------------------
           HEALTH CARE (CONTINUED)
           HEALTH SERVICES (CONTINUED)
           MA Health & Educational Facilities
             Authority, Civic Investments, Inc.,
             Series 2002 A,
              9.000% 12/15/15                     1,000,000 1,203,750
           MN Minneapolis & St. Paul
             Housing & Redevelopment
             Authority, Healthpartners Project,
             Series 2003,
              6.000% 12/01/21                       500,000   537,485
                                                            ---------
                                      Health Services Total 3,492,671
                                                            ---------
           HOSPITALS - 19.2%
           AR Conway Health Facilities Board,
             Conway Regional Medical Center:
             Series 1999 A,
              6.400% 08/01/29                       425,000   450,645
             Series 1999 B,
              6.400% 08/01/29                     1,000,000 1,060,340
           AR Washington County, Regional
             Medical Center, Series 2005 B,
              5.000% 02/01/30                       750,000   737,685
           CA Rancho Mirage Joint Powers
             Financing Authority, Eisenhower
             Medical Center, Series 2004,
              5.625% 07/01/29                     1,000,000 1,058,470
           CA Turlock Emanuel Medical Center,
             Inc., Series 2004,
              5.375% 10/15/34                     1,500,000 1,531,515
           CO Health Facilities Authority:
             Parkview Medical Center, Inc.,
             Series 2001,
              6.600% 09/01/25                       300,000   325,509
             Vail Valley Medical Center,
             Series 2004,
              5.000% 01/15/20                       750,000   764,107
           FL South Lake County Hospital
             District, South Lake Hospital, Inc.,
             Series 2003,
              6.375% 10/01/34                       500,000   541,700
           FL Tampa, H. Lee Moffitt Cancer
             Center, Series 1999 A,
              5.750% 07/01/29                     2,000,000 2,063,500
           FL West Orange Healthcare District,
             Series 2001 A,
              5.650% 02/01/22                       525,000   546,242
           IL Health Facilities Authority, Thorek
             Hospital & Medical Center,
             Series 1998,
              5.250% 08/15/18                       600,000   604,926
           IL Southwestern Development
             Authority, Anderson Hospital,
             Series 1999,
              5.500% 08/15/20                       225,000   230,195

                                                   PAR ($) VALUE ($)
           ---------------------------------------------------------
           IN Health & Educational Facility
             Financing Authority, Jackson
             County, Schneck Memorial
             Hospital Project, Series 2006 A,
              5.250% 02/15/36                      500,000   512,960
           IN Health Facility Financing
             Authority, Community Foundation
             of Northwest Indiana, Inc.,
             Series 2004 A,
              6.000% 03/01/34                      575,000   603,267
           KS Salina Hospital Revenue, Salina
             Regional Health Center Inc.,
             Series 2005 A,
              4.625% 10/01/31                      600,000   571,980
           LA Public Facilities Authority, Touro
             Infirmary, Series 1999 A,
              5.625% 08/15/29                      450,000   432,774
           MA Health & Educational Facilities
             Authority:
             Jordan Hospital,
             Series 2003 E,
              6.750% 10/01/33                      500,000   540,065
             Milford-Whitinsville Regional
             Hospital, Series 2002 D,
              6.350% 07/15/32                    1,000,000 1,049,340
           MD Health & Higher Educational
             Facilities Authority, Adventist
             Healthcare, Series 2003 A:
              5.000% 01/01/16                      400,000   406,288
              5.750% 01/01/25                      600,000   631,950
           MI Dickinson County, Series 1999,
              5.700% 11/01/18                      750,000   768,825
           MI Flint Hospital Building Authority,
             Hurley Medical Center,
             Series 1998 A,
              5.375% 07/01/20                      450,000   442,998
           MN St. Paul Housing &
             Redevelopment Authority,
             HealthEast, Inc., Series 2001 A,
              5.700% 11/01/15                    1,000,000 1,030,770
           MN Washington County Housing &
             Redevelopment Authority,
             HealthEast, Inc., Series 1998,
              5.250% 11/15/12                    1,300,000 1,327,287
           MO Saline County Industrial
             Development Authority, John
             Fitzgibbon Memorial Hospital,
             Series 2005,
              5.625% 12/01/35                    1,250,000 1,241,875
           NC Medical Care Commission, Stanly
             Memorial Hospital, Series 1999,
              6.375% 10/01/29                    1,915,000 2,021,876

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

          MUNICIPAL BONDS (CONTINUED)               PAR ($) VALUE ($)
          -----------------------------------------------------------
          HEALTH CARE (CONTINUED)
          HOSPITALS (CONTINUED)
          NH Higher Educational & Health
            Facilities Authority, Catholic
            Medical Center, Series 2002,
             6.125% 07/01/32                        400,000   425,972
            Littleton Hospital Association, Inc.:
            Series 1998 A,
             6.000% 05/01/28                        625,000   638,231
            Series 1998 B,
             5.900% 05/01/28                        780,000   792,152
          NJ Health Care Facilities Financing
            Authority, Capital Health Systems,
            Inc., Series 2003 A,
             5.750% 07/01/23                        650,000   684,886
          NV Henderson, St. Rose Dominican
            Hospital, Series 1998 A,
             5.375% 07/01/26                        385,000   392,103
          NY Dormitory Authority:
            Mt. Sinai - NYU Medical Center:
            Series 2000,
             5.500% 07/01/26                        400,000   405,604
            Series 2000 C,
             5.500% 07/01/26                        850,000   861,908
            North Shore - Long Island Jewish
            Medical Center, Series 2003,
             5.500% 05/01/33                        300,000   315,774
          OH Highland County Joint Township,
            Hospital District, Series 1999,
             6.750% 12/01/29                        920,000   934,058
          OH Lakewood, Lakewood Hospital
            Association, Series 2003,
             5.500% 02/15/14                        600,000   632,370
          OH Miami County Hospital Facilities
            Authority, Upper Valley Medical
            Center, Inc., Series 1996 A,
             6.375% 05/15/26                      1,000,000 1,021,170
          OH Sandusky County, Memorial
            Hospital, Series 1998,
             5.150% 01/01/10                        250,000   251,368
          PA Allegheny County Hospital
            Development Authority, Ohio
            Valley General Hospital,
            Series 1998 A,
             5.450% 01/01/28                      1,000,000 1,010,760
          SC Jobs Economic Development
            Authority, Bon Secours-St. Francis
            Medical Center, Series 2002,
             5.500% 11/15/23                      1,750,000 1,827,227

                                                    PAR ($)  VALUE ($)
          ------------------------------------------------------------
          SC Lexington County Health Services
            District Revenue, Lexington
            Medical Center Project, Refunding,
            Series 2003,
             5.500% 11/01/23                        750,000    779,655
          SD Health & Educational Facilities
            Authority, Sioux Valley Hospital &
            Health System, Series 2004 A,
             5.250% 11/01/34                        800,000    820,360
          TX Tyler Health Facilities
            Development Corp., Mother
            Frances Hospital, Series 2001,
             6.000% 07/01/31                      1,000,000  1,045,980
          VA Prince William County Industrial
            Development Authority, Potomac
            Hospital Corp.,
            Series 2003,
             5.200% 10/01/30                        650,000    670,222
          VT Educational & Health Buildings
            Finance Agency, Brattleboro
            Memorial Hospital, Series 1998,
             5.375% 03/01/28                      1,075,000  1,055,972
          WI Health Care Facilities Authority:
            Aurora Health Care, Inc.,
            Series 2003,
             6.400% 04/15/33                        525,000    574,030
            Fort HealthCare, Inc.,
            Series 2004,
             5.750% 05/01/29                      1,000,000  1,058,540
            Kadlec Medical Center, Series 2001,
            Insured: RAD
             5.875% 12/01/21                        600,000    638,544
            Wheaton Franciscan Services,
            Series 2002,
             5.750% 08/15/30                        600,000    631,950
                                                            ----------
                                          Hospitals Total   38,965,925
                                                            ----------
          INTERMEDIATE CARE FACILITIES - 0.6%
          IL Development Finance Authority,
            Hoosier Care, Inc., Series 1999 A,
             7.125% 06/01/34                      1,180,000  1,141,626
          IN Health Facilities Financing
            Authority, Hoosier Care, Inc.,
            Series 1999 A,
             7.125% 06/01/34                        150,000    145,122
                                                            ----------
                       Intermediate Care Facilities Total    1,286,748
                                                            ----------
          NURSING HOMES - 7.6%
          AK Juneau, St. Ann's Care Center,
            Inc., Series 1999,
             6.875% 12/01/25                      1,215,000  1,203,579

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

         MUNICIPAL BONDS (CONTINUED)                  PAR ($) VALUE ($)
         --------------------------------------------------------------
         HEALTH CARE (CONTINUED
         NURSING HOMES (CONTINUED)
         CO Health Facilities Authority:
           American Housing Foundation I,
           Inc., Series 2003 A,
            8.500% 12/01/31                           460,000   477,144
           Evangelical Lutheran Good
           Samaritan Foundation, Series 2005,
            5.000% 06/01/35                           375,000   372,896
           Pioneer Health Care,
           Series 1989,
            10.500% 05/01/19                        1,730,000 1,390,782
           Volunteers of America Care Facilities:
           Series 1998 A:
            5.450% 07/01/08                           120,000   119,969
            5.750% 07/01/20                           865,000   872,629
           Series 1999 A,
            6.000% 07/01/29                           350,000   348,733
         IA Finance Authority, Care Initiatives:
           Series 1996,
            9.250% 07/01/25                           950,000 1,122,738
           Series 1998 B:
            5.750% 07/01/18                           550,000   540,611
            5.750% 07/01/28                         1,475,000 1,345,731
         IN Gary, West Side Health Care
           Center, Series 1987 A,
            11.500% 10/01/17(c)                     1,330,000   359,100
         IN Michigan City Health Facilities
           Authority, Metro Health
           Foundation, Inc. Project,
           Series 1993,
            11.000% 11/01/22(d)                     2,294,190    25,810
         MA Development Finance Agency:
           AHF/Alliance Health Care
           Facilities, Series 1999 A,
            7.100% 07/01/32                         1,270,000 1,286,104
           AHF/Woodlawn Manor, Inc.:
           Series 2000 A,
            7.750% 12/01/27(c)                      1,509,135   679,111
           Series 2000 B,
            10.250% 06/01/27(c)                       475,907    23,795
         MN Sartell, Foundation for Health
           Care, Series 1999 A,
            6.625% 09/01/29                         1,145,000 1,165,015
         PA Chester County Industrial
           Development Authority,
           Pennsylvania Nursing Home,
           Series 2002,
            8.500% 05/01/32                         1,560,000 1,600,747
         PA Washington County Industrial
           Development Authority, AHF
           Project, Series 2003,
            7.750% 01/01/29                         1,211,000 1,250,418
         TN Metropolitan Government
           Nashville & Davidson County
           Health & Education Board, AHF
           Project, Series 2003,
            7.750% 01/01/29                         1,141,000 1,178,140

                                                  PAR ($)  VALUE ($)
           ---------------------------------------------------------
           WI Health & Educational Facilities
             Authority, Metro Health
             Foundation, Inc., Series 1993,
              11.000% 11/01/22(d)               2,063,727     23,217
                                                          ----------
                                      Nursing Homes Total 15,386,269
                                                          ----------
                                        HEALTH CARE TOTAL 88,203,945
                                                          ----------
           ---------------------------------------------------------
           HOUSING - 19.9%
           ASSISTED LIVING/SENIOR - 4.5%
           DE Kent County, Heritage at Dover,
             Series 1999, AMT,
              7.625% 01/01/30                   1,640,000  1,475,360
           GA Columbus Housing Authority, The
             Gardens at Calvary, Series 1999,
              7.000% 11/15/19                     480,000    464,971
           IL Development Finance Authority,
             Care Institute, Inc., Series 1995,
              8.250% 06/01/25                   1,195,000  1,224,325
           MN Roseville, Care Institute, Inc.,
             Series 1993,
              7.750% 11/01/23                   1,740,000  1,464,367
           NC Medical Care Commission,
             DePaul Community Facilities,
             Series 1999,
              7.625% 11/01/29                   1,425,000  1,487,073
           NY Huntington Housing Authority,
             Gurwin Jewish Senior Center,
             Series 1999 A:
              5.875% 05/01/19                     700,000    713,279
              6.000% 05/01/29                     775,000    791,818
           TX Bell County Health Facility
             Development Corp.,
             Care Institute, Inc., Series 1994,
              9.000% 11/01/24                   1,625,000  1,586,487
                                                          ----------
                             Assisted Living/Senior Total  9,207,680
                                                          ----------
           MULTI-FAMILY - 10.4%
           DC Housing Finance Agency,
             Henson Ridge,
             Series 2004 E, AMT,
             Insured: FHA
              5.100% 06/01/37                   1,000,000  1,008,720
           DE Wilmington, Electra Arms Senior
             Association Project,
             Series 1998, AMT,
              6.250% 06/01/28                     910,000    874,091
           FL Broward County Housing Finance
             Authority,
             Chaves Lake Apartment Project,
             Series 2000 A, AMT,
              7.500% 07/01/40                     750,000    772,328
           FL Capital Trust Agency, Atlantic
             Housing Foundation, Inc.,
             Series 2005 C,
              5.875% 01/01/28                     775,000    769,800

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

            MUNICIPAL BONDS (CONTINUED)            PAR ($) VALUE ($)
            --------------------------------------------------------
            HOUSING (CONTINUED)
            MULTI-FAMILY (CONTINUED)
            FL Clay County Housing Finance
              Authority, Madison Commons
              Apartments,
              Series 2000 A, AMT,
               7.450% 07/01/40                     720,000   740,390
            MA Housing Finance Agency,
              Series 2004 A, AMT,
              Insured: FSA
               5.250% 07/01/25                   3,000,000 3,080,130
              Series 2005 E, AMT,
               5.000% 12/01/28                     500,000   501,375
            MN Minneapolis Student Housing,
              Riverton Community Housing, Inc.,
              Series 2006 A,
               5.700% 08/01/40                     750,000   725,055
            MN Robbinsdale Economic
              Development Authority, Broadway
              Court, Series 1999 A,
               6.875% 01/01/26                     500,000   507,760
            MN Washington County Housing &
              Redevelopment Authority, Cottages
              of Aspen, Series 1992, AMT,
               9.250% 06/01/22                     950,000   971,688
            MN White Bear Lake, Birch Lake
              Townhome:
              Series 1989 A, AMT,
               10.250% 07/15/19                  2,200,000 2,090,000
              Series 1989 B, AMT,
               (a) 07/15/19                        690,000   213,900
            NC Medical Care Commission, ARC
              Projects, Series 2004 A,
               5.800% 10/01/34                     750,000   789,682
            NM Mortgage Finance Authority,
              Series 2005 E, AMT, Insured: FHA
               4.800% 09/01/40                   1,500,000 1,441,680
            NY New York City Housing
              Development Corp.,
              Series 2005 F-1,
               4.650% 11/01/25                   1,000,000   998,690
            OH Montgomery County, Series 2005,
              AMT, Insured: FHLMC
               4.950% 11/01/35                     500,000   496,520
            Resolution Trust Corp., Pass-Through
              Certificates, Series 1993 A,
               8.500% 12/01/16(f)                  546,075   531,555
            TN Franklin Industrial Development
              Board, Landings Apartment Project,
              Series 1996 B,
               8.750% 04/01/27                     800,000   809,976
            TX Department of Housing &
              Community Affairs, Pebble Brooks
              Apartments, Series 1998, AMT,
              Guarantor: FNMA
               5.500% 12/01/18                   1,000,000 1,028,840

                                                     PAR ($)  VALUE ($)
         --------------------------------------------------------------
         TX El Paso County Housing Finance
           Corp., American Village Communities:
           Series 2000 C,
            8.000% 12/01/32                          375,000    384,124
           Series 2000 D,
            10.000% 12/01/32                         405,000    415,587
         VA Alexandria Redevelopment &
           Housing Authority,
           Courthouse Commons Apartments,
           Series 1990 A, AMT,
            10.000% 01/01/21                       1,500,000  1,500,000
         WA Seattle Housing Authority, High
           Rise Rehabilitation Phase I LP,
           Series 2005, AMT, Insured: FSA
            5.000% 11/01/25                          500,000    502,215
                                                             ----------
                                          Multi-Family Total 21,154,106
                                                             ----------
         SINGLE-FAMILY - 5.0%
         MA Housing Finance Agency:
           Series 2005 118, AMT,
            4.850% 12/01/35(e)                     1,750,000  1,692,968
           Series 2005 B,
            5.000% 06/01/30                          500,000    510,575
         ME Housing Authority,
           Series 2005 D-2, AMT,
            4.800% 11/15/36                        1,000,000    978,200
         MN Minneapolis/St. Paul Housing
           Finance Board, Series 2006, AMT,
            5.000% 12/01/38(g)                     1,000,000    999,040
         ND Housing Finance Agency,
           Series 2006 A, AMT,
            4.850% 07/01/21(g)                     1,240,000  1,250,552
         OK Housing Finance Agency,
           Series 2006 C, AMT,
            5.000% 09/01/26(g)                     1,420,000  1,427,199
         PA Pittsburgh Urban Redevelopment
           Authority, Series 2006 C, Insured: GNMA
            4.800% 04/01/28                        2,000,000  1,970,600
         WI Housing & Economic Development
           Authority,
           Series 2005 C, AMT,
            4.875% 03/01/36                        1,480,000  1,451,851
                                                             ----------
                                         Single-Family Total 10,280,985
                                                             ----------
                                               HOUSING TOTAL 40,642,771
                                                             ----------
         --------------------------------------------------------------
         INDUSTRIALS - 6.7%
         FOOD PRODUCTS - 1.7%
         GA Cartersville Development
           Authority, Anheuser Busch Project,
           Inc., Series 2002, AMT,
            5.950% 02/01/32                        1,000,000  1,074,330
         LA Southern Louisiana Port Commission,
           Cargill, Inc., Series 1997,
            5.850% 04/01/17                        1,000,000  1,020,030
         MI Strategic Fund, Imperial Holly
           Corp., Series 1998 A,
            6.250% 11/01/15                        1,250,000  1,275,200
                                                             ----------
                                         Food Products Total  3,369,560
                                                             ----------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS (CONTINUED)             PAR ($) VALUE ($)
           ---------------------------------------------------------
           INDUSTRIALS (CONTINUED)
           FOREST PRODUCTS & PAPER - 2.8%
           AL Camden Industrial Development
             Board, Weyerhaeuser Co.,
             Series 2003 B, AMT,
              6.375% 12/01/24                      550,000   597,355
           AL Courtland Industrial Development
             Board, Series 2003 B, AMT,
              6.250% 08/01/25                    1,000,000 1,083,820
           AL Phenix City Industrial
             Development Board, MeadWestvaco
             Corp., Series 2002 A, AMT,
              6.350% 05/15/35                      550,000   588,170
           AR Camden Environmental
             Improvement Authority,
             International Paper Co.,
             Series 2004 A, AMT,
              5.000% 11/01/18                      250,000   247,032
           GA Rockdale County Development
             Authority, Visy Paper, Inc.,
             Series 1993, AMT,
              7.500% 01/01/26                    1,800,000 1,800,846
           MS Lowndes County, Weyerhaeuser
             Co. Project, Series 1992 B,
              6.700% 04/01/22                      850,000 1,000,535
           VA Bedford County Industrial
             Development Authority, Nekoosa
             Packaging Corp.,
             Series 1998, AMT,
              5.600% 12/01/25                      400,000   394,324
                                                           ---------
                             Forest Products & Paper Total 5,712,082
                                                           ---------
           MANUFACTURING - 0.4%
           IL Will-Kankakee Regional
             Development Authority, Flanders
             Corp., Precisionaire Project,
             Series 1997, AMT,
              6.500% 12/15/17                      740,000   744,174
                                                           ---------
                                       Manufacturing Total   744,174
                                                           ---------
           METALS & MINING - 0.6%
           NV Department of Business &
             Industry, Wheeling-Pittsburgh Steel
             Corp., Series 1999 A, AMT,
              8.000% 09/01/14                      835,000   857,470
           VA Greensville County Industrial
             Development Authority,
             Wheeling-Pittsburgh Steel Corp.,
             Series 1999 A, AMT,
              7.000% 04/01/14                      425,000   416,207
                                                           ---------
                                     Metals & Mining Total 1,273,677
                                                           ---------

                                                  PAR ($)  VALUE ($)
            --------------------------------------------------------
            OIL & GAS - 1.2%
            NJ Middlesex County Pollution
              Control Authority, Amerada Hess
              Corp., Series 2004,
               6.050% 09/15/34                    285,000    307,230
            TX Gulf Coast Industrial
              Development Authority, Citgo
              Petroleum, Series 1998, AMT,
               8.000% 04/01/28                    500,000    563,430
            VI Virgin Islands Public Finance
              Authority, Hovensa LLC:
              Series 2003, AMT,
               6.125% 07/01/22                    525,000    575,568
              Series 2004, AMT,
               5.875% 07/01/22                    600,000    650,712
            VI Virgin Islands, Hovensa LLC,
              Series 2002, AMT,
               6.500% 07/01/21                    375,000    420,937
                                                          ----------
                                          Oil & Gas Total  2,517,877
                                                          ----------
                                        INDUSTRIALS TOTAL 13,617,370
                                                          ----------
            --------------------------------------------------------
            OTHER - 20.1%
            OTHER - 1.2%
            NY Convention Center Operating
              Corp., Yale Building Project,
              Series 2003,
               (a) 06/01/08                     1,700,000  1,576,138
            PR Commonwealth of Puerto Rico
              Government Development Bank,
              Series 2006 B,
               5.000% 12/01/15                    700,000    724,241
                                                          ----------
                                              Other Total  2,300,379
                                                          ----------
            POOL/BOND BANK - 0.8%
            MI Municipal Bond Authority, Local
              Government Loan, Series 2001 A,
              Insured: AMBAC
               5.375% 11/01/17                    750,000    802,125
            OH Cleveland - Cuyahoga County
              Port Authority, Columbia National
              Group, Inc, Series 2005 D, AMT,
               5.000% 05/15/20                    820,000    824,026
                                                          ----------
                                     Pool/Bond Bank Total  1,626,151
                                                          ----------
            REFUNDED/ESCROWED(H) - 14.9%
            CA ABAG Finance Authority for
              Nonprofit Corps., Eskaton Gold
              River Lodge, Series 1998,
              Pre-refunded 11/15/08:
               6.375% 11/15/15                    620,000    653,716
               6.375% 11/15/28                    550,000    593,395

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS (CONTINUED)              PAR ($) VALUE ($)
           ----------------------------------------------------------
           OTHER (CONTINUED)
           REFUNDED/ESCROWED(H) (CONTINUED)
           CA Golden State Tobacco
             Securitization Corp., Series 2003 B,
             Pre-refunded 06/01/13:
              5.500% 06/01/43                       750,000   824,002
              Insured: AMBAC
              5.000% 06/01/43                     3,500,000 3,738,945
           CA Orange County Community
             Facilities District, Ladera Ranch,
             Series 1999 1,
             Pre-refunded 08/15/09
              6.700% 08/15/29                       500,000   554,305
           CA Riverside County Public Financing
             Authority, Series 1997 A,
             Pre-refunded 10/01/06,
              5.500% 10/01/22                       530,000   543,971
           CA Statewide Communities
             Development Authority, Eskaton
             Village - Grass Valley, Series 2000,
             Pre-refunded 11/15/10,
              8.250% 11/15/31                       985,000 1,159,207
           CO Denver City & County Airport,
             Series 1992 C, AMT:
             Escrowed to Maturity:
              6.125% 11/15/25                     5,120,000 5,507,775
           CO E-470 Public Highway Authority,
             Series 2000 B,
             Pre-refunded 09/01/10,
             Insured: MBIA
              (a) 09/01/35                        8,750,000 1,128,925
           CT Development Authority Sewer
             Sludge Disposal Facilities, New
             Haven Residuals LP, Series 1996,
             AMT, Escrowed to Maturity,
              8.250% 12/01/06                       200,000   204,416
           FL Northern Palm Beach County
             Improvement District, Series 1999,
             Pre-refunded 08/01/09,
             Insured: MBIA
              6.000% 08/01/29                       750,000   807,667
           FL Orange County Health Facilities
             Authority, Orlando Regional
             Healthcare System, Series 2002,
             Pre-refunded 12/01/12,
              5.750% 12/01/32                       200,000   220,738
           GA Forsyth County Hospital
             Authority, Georgia Baptist Health
             Care System, Series 1998,
             Escrowed to Maturity,
              6.000% 10/01/08                       480,000   492,518

                                                     PAR ($) VALUE ($)
         -------------------------------------------------------------
         ID Health Facilities Authority, IHC
           Hospitals, Inc., Series 1992,
           Escrowed to Maturity,
            6.650% 02/15/21                        1,750,000 2,175,915
         IL Development Finance Authority,
           Latin School of Chicago,
           Series 1998,
           Pre-refunded 08/01/08,
            5.650% 08/01/28                          230,000   238,563
         IL Health Facilities Authority,
           Swedish American Hospital, Series
           2000, Pre-refunded 05/15/10,
            6.875% 11/15/30                          500,000   554,035
         IL University of Illinois, Series 2001 A,
           Pre-refunded 08/15/11,
           Insured: AMBAC
            5.500% 08/15/17                          685,000   740,327
         MA Development Finance Agency,
           Western New England College,
           Series 2002,
           Pre-refunded 12/01/12,
            6.125% 12/01/32                          300,000   339,837
         NC Lincoln County, Lincoln County
           Hospital, Series 1991,
           Escrowed to Maturity,
            9.000% 05/01/07                           65,000    67,995
         NV Henderson, St. Rose Dominican
           Hospital, Series 1998 A,
           Pre-refunded 07/01/08,
            5.375% 07/01/26                          115,000   119,116
         NY New York City, Series 1997 A,
           Pre-refunded 08/01/06,
            7.000% 08/01/07                           40,000    40,822
           Series 1997 H,
           Pre-refunded: 08/01/07,
            6.000% 08/01/17                          915,000   948,590
         PA Delaware County Authority,
           Mercy Health Corp., Series 1996,
           Escrowed to Maturity:
            6.000% 12/15/16                        1,400,000 1,445,220
            6.000% 12/15/26                        1,000,000 1,032,240
         PA Lancaster Industrial Development
           Authority, Garden Spot Village,
           Series 2000 A,
           Pre-refunded 05/01/10,
            7.625% 05/01/31                          500,000   573,490
         PA Philadelphia Authority for
           Industrial Development, Doubletree
           Project, Series 1997 A,
           Pre-refunded 02/01/07,
            6.500% 10/01/27                        1,000,000 1,037,630
         PR Commonwealth of Puerto Rico
           Public Finance Corp.,
           Series 2002 E,
           Escrowed to Maturity,
            6.000% 08/01/26                          155,000   188,379

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS (CONTINUED)            PAR ($)  VALUE ($)
           ---------------------------------------------------------
           OTHER (CONTINUED)
           REFUNDED/ESCROWED(H) (CONTINUED)
           TN Shelby County Health,
             Educational & Housing Facilities
             Board, Open Arms Development
             Centers:
             Series 1992 A,
             Pre-refunded 08/01/07,
              9.750% 08/01/19                     780,000    864,263
             Series 1992 C,
             Pre-refunded 08/01/12,
              9.750% 08/01/19                     760,000    842,103
           TX Board of Regents, University of
             Texas, Series 2001 B, Escrowed to
             Maturity,
              5.375% 08/15/18                     650,000    696,475
           WI Health & Educational Facilities
             Authority, Attic Angel Obligated
             Group, Series 1998, Pre-refunded
             11/17/08,
              5.750% 11/15/27                   1,000,000  1,064,880
           WV Hospital Finance Authority,
             Charleston Area Medical Center,
             Series 2000 A, Pre-refunded
             09/01/10,
              6.750% 09/01/30                     805,000    904,627
                                                          ----------
                                  Refunded/Escrowed Total 30,304,087
                                                          ----------
           TOBACCO - 3.2%
           CA County Tobacco Securitization
             Agency, Series 2006,
              (a) 06/01/46                      6,500,000    475,540
           CA Golden State Tobacco
             Securitization Corp.,
             Series 2003 A-1,
              6.250% 06/01/33                   1,800,000  1,948,068
           CA Los Angeles Tobacco
             Securitization Authority,
             Series 2006,
              (a) 06/01/46                      8,520,000    728,886
           NJ Tobacco Settlement Financing
             Corp., Series 2003,
              6.750% 06/01/39                   1,500,000  1,672,170
           NY Nassau County Tobacco
             Settlement Corp., Series 2006,
              (a) 06/01/60                     15,000,000    489,600
           NY Tsasc, Inc., Series 2006 1,
              5.125% 06/01/42                   1,000,000    970,440
           WA Tobacco Settlement Authority,
             Series 2002,
              6.625% 06/01/32                     250,000    272,563
                                                          ----------
                                            Tobacco Total  6,557,267
                                                          ----------
                                              OTHER TOTAL 40,787,884
                                                          ----------
           ---------------------------------------------------------

                                                   PAR ($) VALUE ($)
           ---------------------------------------------------------
           OTHER REVENUE - 3.1%
           HOTELS - 0.6%
           NJ Middlesex County Improvement
             Authority, Heldrich Associates LLC,
             Series 2005 B,
              6.250% 01/01/37                    1,250,000 1,266,675
                                                           ---------
                                              Hotels Total 1,266,675
                                                           ---------
           RECREATION - 1.7%
           CA Agua Caliente Band of Cahuilla
             Indians, Series 2003,
              5.600% 07/01/13                    1,000,000 1,036,580
           CA Cabazon Band Mission Indians,
             Series 2004:
              8.375% 10/01/15(f)                   260,000   263,240
              8.750% 10/01/19(f)                   895,000   909,660
           CT Mashantucket Western Pequot,
             Series 1999 B,
              (a) 09/01/16(f)                    1,000,000   574,390
           CT Mohegan Tribe Gaming
             Authority, Series 2001,
              6.250% 01/01/31(f)                   275,000   290,735
           NM Red River Sports Facility, Red
             River Ski Area, Series 1998,
              6.450% 06/01/07                      400,000   400,408
                                                           ---------
                                          Recreation Total 3,475,013
                                                           ---------
           RETAIL - 0.8%
           NY New York City Industrial
             Development Agency, IAC/
             Interactive Corp., Series 2005,
              5.000% 09/01/35                    1,000,000 1,002,860
           OH Lake County, North Madison
             Properties, Series 1993,
              8.819% 09/01/11                      580,000   588,544
                                                           ---------
                                              Retail Total 1,591,404
                                                           ---------
                                       OTHER REVENUE TOTAL 6,333,092
                                                           ---------
           ---------------------------------------------------------
           RESOURCE RECOVERY - 2.6%
           DISPOSAL - 0.9%
           CA Pollution Control Financing
             Authority, Republic Services,
             Series 2002 C, AMT,
              5.250% 06/01/23(e)                   500,000   519,260
           FL Lee County Solid Waste Systems,
             Series 2006 A, AMT, Insured:
             AMBAC
              5.000% 10/01/17                      600,000   625,548
           UT Carbon County, Laidlaw
             Environmental:
             Series 1995 A, AMT,
              7.500% 02/01/10                      250,000   253,360
             Series 1997 A, AMT,
              7.450% 07/01/17                      500,000   523,435
                                                           ---------
                                            Disposal Total 1,921,603
                                                           ---------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

            MUNICIPAL BONDS (CONTINUED)            PAR ($) VALUE ($)
            --------------------------------------------------------
            RESOURCE RECOVERY (CONTINUED)
            RESOURCE RECOVERY - 1.7%
            MA Development Finance Agency,
              Ogden Haverhill Associates,
              Series 1999 A, AMT,
               6.700% 12/01/14                     250,000   269,710
            MA Industrial Finance Agency, Ogden
              Haverhill Associates,
              Series 1998 A, AMT:
               5.500% 12/01/13                     500,000   518,925
               5.600% 12/01/19                     500,000   514,735
            PA Delaware County Industrial
              Development Authority, American
              REF-Fuel Co., Series 1997 A,
               6.200% 07/01/19                   2,000,000 2,085,160
                                                           ---------
                                   Resource Recovery Total 3,388,530
                                                           ---------
                                   RESOURCE RECOVERY TOTAL 5,310,133
                                                           ---------
            --------------------------------------------------------
            TAX-BACKED - 28.1%
            LOCAL APPROPRIATED - 1.6%
            CA Compton, Civic Center & Capital
              Improvements, Series 1997 A,
               5.500% 09/01/15                   1,000,000 1,034,460
            SC Dorchester County School District
              No. 2, Series 2004,
               5.250% 12/01/29                     650,000   667,524
            SC Laurens County School District
              No. 55, Series 2005,
               5.250% 12/01/30                   1,050,000 1,071,336
            SC Newberry County School District,
              Series 2005,
               5.000% 12/01/30                     500,000   497,900
                                                           ---------
                                  Local Appropriated Total 3,271,220
                                                           ---------
            LOCAL GENERAL OBLIGATIONS - 9.7%
            CA East Side Union High School
              District, Series 2003 B,
              Insured: MBIA
               5.100% 02/01/20                   1,000,000 1,081,970
            CA Fresno Unified School District,
              Series 2002 A, Insured: MBIA
               6.000% 02/01/18                   2,000,000 2,327,220
            CA Los Angeles Unified School
              District, Series 2002 E,
              Insured: MBIA
               5.750% 07/01/16                     700,000   795,200
            CA Montebello Unified School
              District, Series 2001,
              Insured: FSA:
               (a) 08/01/21                      1,435,000   695,803
               (a) 08/01/23                      1,505,000   655,578

                                                  PAR ($)  VALUE ($)
           ---------------------------------------------------------
           CO Northwest Metropolitan District
             No. 3, Series 2005,
              6.250% 12/01/35                     500,000    521,670
           IL Chicago Board of Education,
             Series 1997 A, Insured: AMBAC
              5.250% 12/01/30(i)                8,000,000  8,283,920
           LA Greystone Community
             Development, Livingston Parish,
             Series 2005,
              7.148% 08/01/36(j)                1,032,236    922,327
           NJ Bergen County Improvement
             Authority, Series 2005,
              5.000% 11/15/24                   1,210,000  1,304,259
           NY New York City:
             Series 1997 A,
              7.000% 08/01/07                     960,000    979,248
             Series 1997 H,
              6.000% 08/01/17                     485,000    501,562
           TX Dallas County Flood Control
             District, Series 2002,
              7.250% 04/01/32                   1,000,000  1,053,930
           TX Irving Independent School
             District, Series 1997,
             Insured: PSFG
              (a) 02/15/18                      1,000,000    580,470
                                                          ----------
                          Local General Obligations Total 19,703,157
                                                          ----------
           SPECIAL NON-PROPERTY TAX - 5.2%
           CA San Diego Redevelopment
             Agency, Series 2001,
             Insured: FSA:
              (a) 09/01/19                      1,910,000  1,021,430
              (a) 09/01/22                      1,910,000    875,296
           IL Bolingbrook, Sales Tax Revenue,
             Series 2005,
              (k) 01/01/24
              (6.250% 01/01/08)                   750,000    673,027
           IL Metropolitan Pier & Exposition
             Authority, McCormick Place
             Expansion Project, Series 1993 A,
             Insured: FGIC
              (a) 06/15/16                     10,000,000  6,385,200
           KS Wyandotte County, Series 2005,
              5.000% 12/01/20                     325,000    332,654
           NJ Economic Development
             Authority, Cigarette Tax,
             Series 2004:
              5.500% 06/15/31                     150,000    155,715
              5.750% 06/15/29                   1,000,000  1,061,350
                                                          ----------
                           Special Non-Property Tax Total 10,504,672
                                                          ----------
           SPECIAL PROPERTY TAX - 9.4%
           CA Carson Improvement Bond Act
             1915, Series 1992,
              7.375% 09/02/22                      35,000     35,297

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS (CONTINUED)             PAR ($) VALUE ($)
           ---------------------------------------------------------
           TAX-BACKED (CONTINUED)
           SPECIAL PROPERTY TAX (CONTINUED)
           CA Huntington Beach Community
             Facilities District, Grand Coast
             Resort, Series 2001-1,
              6.450% 09/01/31                      750,000   800,167
           CA Lincoln Community Facilities
             District No. 2003-1, Series 2004,
              5.900% 09/01/24                      500,000   527,130
           CA Oakdale Public Financing
             Authority, Central City
             Redevelopment Project, Series 2004,
              5.375% 06/01/33                    1,375,000 1,410,942
           CA Orange County Improvement
             Bond Act 1915, Phase IV,
             No. 01-1-B, Series 2003,
              5.750% 09/02/33                      500,000   509,770
           CA Placer Unified High School
             District, Series 2000 A,
             Insured: FGIC
              (a) 08/01/19                       1,700,000   916,232
           CA Redwood City, Community
             Facilities District No. 1,
             Series 2003 B,
              5.950% 09/01/28                      600,000   616,548
           CA Riverside County Public Financing
             Authority, Series 1997,
              5.500% 10/01/22                      120,000   122,023
           CA Temecula Valley Unified School
             District No. 1, Series 2003,
              6.125% 09/01/33                      400,000   408,540
           FL Celebration Community
             Development District,
             Series 2003 A,
              6.400% 05/01/34                      975,000 1,021,771
           FL Colonial Country Club
             Community Development District,
             Series 2003,
              6.400% 05/01/33                      720,000   761,047
           FL Double Branch Community
             Development District,
             Series 2002 A,
              6.700% 05/01/34                      680,000   732,952
           FL Islands at Doral Southwest
             Community Development District,
             Series 2003,
              6.375% 05/01/35                      375,000   392,153
           FL Lexington Oaks Community
             Development District:
             Series 1998 A,
              6.125% 05/01/19                      345,000   347,222
             Series 2000 A,
              7.200% 05/01/30                      275,000   283,825
             Series 2002 A,
              6.700% 05/01/33                      250,000   263,028

                                                   PAR ($)  VALUE ($)
           ----------------------------------------------------------
           FL Orlando, Conroy Road
             Interchange,
             Series 1998 A:
              5.500% 05/01/10                      130,000    131,951
              5.800% 05/01/26                      300,000    304,368
           FL Seven Oaks Community
             Development District:
             Series 2004 A,
              5.875% 05/01/35                      290,000    294,771
             Series 2004 B,
              5.000% 05/01/09                      790,000    789,305
           FL Stoneybrook Community
             Development District:
             Series 1998 A,
              6.100% 05/01/19                      275,000    276,804
             Series 1998 B,
              5.700% 05/01/08                       25,000     25,016
           FL West Villages Improvement
             District, Series 2006,
              5.500% 05/01/37                      750,000    752,962
           FL Westchester Community
             Development District No.1,
             Series 2003,
              6.125% 05/01/35                      425,000    444,363
           FL Westridge Community
             Development District, Series 2005,
              5.800% 05/01/37                    1,250,000  1,243,225
           GA Atlanta, Eastside Project,
             Series 2005 A, AMT,
              5.625% 01/01/16                      600,000    612,912
           IL Chicago, Pilsen Redevelopment,
             Series 2004 B,
              6.750% 06/01/22                      450,000    462,568
           IL Lincolnshire Special Services Area
             No. 1, Sedgebrook Project,
             Series 2004,
              6.250% 03/01/34                      500,000    517,450
           IL Plano Special Service Area No. 4,
             Series 2005 5-B,
              6.000% 03/01/35                    2,000,000  1,938,800
           IN City of Portage, Series 2006,
              5.000% 07/15/23                      300,000    297,090
           MI Pontiac Tax Increment Finance
             Authority, Development Area
             No. 3, Series 2002,
              6.375% 06/01/31                      550,000    586,839
           MI Taylor Tax Increment Finance
             Authority, Series 2001,
             Insured: FSA
              5.375% 05/01/17                    1,220,000  1,295,445
                                                           ----------
                                Special Property Tax Total 19,122,516
                                                           ----------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

            MUNICIPAL BONDS (CONTINUED)           PAR ($)  VALUE ($)
            --------------------------------------------------------
            TAX-BACKED (CONTINUED)
            STATE APPROPRIATED - 2.0%
            CA Public Works Board, Department
              of Mental Health, Coalinga State,
              Series 2004 A,
               5.500% 06/01/19                  1,000,000  1,084,030
            NY Urban Development Corp.,
              University Facilities Grants,
              Series 1995,
               5.875% 01/01/21                  1,000,000  1,153,970
            PR Commonwealth of Puerto Rico
              Public Finance Corp.,
              Series 2002 E,
               6.000% 08/01/26                  1,645,000  1,877,258
                                                          ----------
                                 State Appropriated Total  4,115,258
                                                          ----------
            STATE GENERAL OBLIGATIONS - 0.2%
            CA State, Series 2003,
               5.250% 02/01/23                    380,000    412,676
                                                          ----------
                          State General Obligations Total    412,676
                                                          ----------
                                         TAX-BACKED TOTAL 57,129,499
                                                          ----------
            --------------------------------------------------------
            TRANSPORTATION - 7.5%
            AIR TRANSPORTATION - 4.2%
            CA Los Angeles Regional Airport,
              LAXfuel Corp., Series 2001, AMT,
              Insured: AMBAC
               5.250% 01/01/23                    750,000    765,960
            CO Denver City & County Airport,
              United Air Lines, Inc.,
              Series 1992 A, AMT,
               6.875% 10/01/32(d)               1,000,000  1,031,140
            FL Capital Trust Agency, Air Cargo-
              Orlando, Series 2003, AMT,
               6.750% 01/01/32                    500,000    531,840
            IN Indianapolis Airport Authority,
              FedEx Corp., Series 2004, AMT,
               5.100% 01/15/17                    250,000    257,388
            NC Charlotte Douglas International
              Airport, US Airways, Inc.:
              Series 1998, AMT,
               5.600% 07/01/27                    250,000    231,408
              Series 2000, AMT,
               7.750% 02/01/28                    750,000    790,147
            NJ Economic Development Authority,
              Continental Airlines, Inc.:
              Series 1999, AMT:
               6.250% 09/15/19                    180,000    178,088
               6.250% 09/15/29                    485,000    478,453
              Series 2003, AMT,
               9.000% 06/01/33                    750,000    816,382

                                                    PAR ($)  VALUE ($)
          ------------------------------------------------------------
          NY New York City Industrial
            Development Agency:
            American Airlines, Inc, Series 2005,
            AMT,
             7.750% 08/01/31                        500,000    557,130
            Terminal One Group-JFK
            International Airport, Series 2005,
            AMT,
             5.500% 01/01/21                        750,000    793,462
          TX Alliance Airport Authority, Inc.,
            Federal Express Corp., Series 2006,
            AMT,
             4.850% 04/01/21                        250,000    246,835
          TX Dallas-Fort Worth International
            Airport, American Airlines, Inc.,
            Series 2000 A, AMT,
             9.000% 05/01/29(e)                   1,000,000  1,070,800
          TX Houston Industrial Development
            Corp., United Parcel Service,
            Series 2002, AMT,
             6.000% 03/01/23                        700,000    724,836
                                                            ----------
                                  Air Transportation Total   8,473,869
                                                            ----------
          AIRPORTS - 0.1%
          GA Augusta Airport, Series 2005 C,
            AMT,
             5.450% 01/01/31                        250,000    252,375
                                                            ----------
                                            Airports Total     252,375
                                                            ----------
          TOLL FACILITIES - 2.7%
          CO E-470 Public Highway Authority,
            Series 2000 B, Insured: MBIA
             (a) 09/01/18                         3,000,000  1,694,670
          CO Northwest Parkway Public
            Highway Authority, Series 2001 D,
             7.125% 06/15/41                      1,250,000  1,151,650
          PR Commonwealth of Puerto Rico
            Highway & Transportation
            Authority, Series 2003 AA,
            Insured: MBIA
             5.500% 07/01/18                        500,000    556,565
          VA Richmond Metropolitan
            Authority, Series 1998,
            Insured: FGIC
             5.250% 07/15/22                      2,000,000  2,204,480
                                                            ----------
                                     Toll Facilities Total   5,607,365
                                                            ----------
          TRANSPORTATION - 0.5%
          NV Department of Business &
            Industry, Las Vegas Monorail
            Project, Series 2000,
             7.375% 01/01/40                      1,000,000  1,025,120
                                                            ----------
                                      Transportation Total   1,025,120
                                                            ----------
                                      TRANSPORTATION TOTAL  15,358,729
                                                            ----------
          ------------------------------------------------------------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS (CONTINUED)              PAR ($) VALUE ($)
           ----------------------------------------------------------
           UTILITIES - 17.8%
           INDEPENDENT POWER PRODUCERS - 2.2%
           NY Port Authority of New York &
             New Jersey, KIAC Partners,
             Series 1996 IV, AMT,
              6.750% 10/01/11                     2,000,000 2,037,000
           NY Suffolk County Industrial
             Development Authority,
             Nissequogue Cogeneration Partners
             Facilities, Series 1998, AMT,
              5.500% 01/01/23                       550,000   506,396
           PA Carbon City Industrial
             Development Authority, Panther
             Creek Partners Project, Series 2000,
             AMT,
              6.650% 05/01/10                       215,000   227,253
           PA Economic Development Financing
             Authority, Northampton
             Generating, Series 1994 A, AMT,
              6.500% 01/01/13                     1,000,000   986,890
           PR Commonwealth of Puerto Rico
             Industrial, Tourist, Educational,
             Medical & Environmental
             Cogeneration Facilities, AES
             Project, Series 2000, AMT,
              6.625% 06/01/26                       645,000   703,353
                                                            ---------
                          Independent Power Producers Total 4,460,892
                                                            ---------
           INVESTOR OWNED - 10.8%
           AZ Pima County Industrial
             Development Authority, Tucson
             Electric Power Co., Series 1997 A,
             AMT,
              6.100% 09/01/25                       750,000   752,205
           CA Chula Vista Industrial
             Development Authority, San Diego
             Gas & Electric Co., Series 1996 B,
             AMT,
              5.500% 12/01/21                       625,000   666,131
           FL Polk County Industrial
             Development Authority, Tampa
             Electric Co., Series 1996, AMT,
              5.850% 12/01/30                     1,200,000 1,223,472
           IL Bryant, Central Illinois Light Co.,
             Series 1993,
              5.900% 08/01/23                     2,650,000 2,665,052
           IN Petersburg, Indianapolis Power &
             Light Co., Series 1995,
              6.625% 12/01/24                     1,000,000 1,020,840
           LA Calcasieu Parish Industrial
             Development Board, Entergy Gulf
             States, Inc., Series 1999,
              5.450% 07/01/10                       500,000   506,260

                                                  PAR ($)  VALUE ($)
           ---------------------------------------------------------
           LA West Feliciana Parish, Entergy
             Gulf States, Inc., Series 1999 B,
              6.600% 09/01/28                     500,000    502,655
           MS Business Finance Corp., Systems
             Energy Resources, Series 1998,
              5.875% 04/01/22                   2,000,000  2,012,240
           MT Forsyth:
             Northwestern Corp., Series 2006,
             Insured: AMBAC
              4.650% 08/01/23                   1,500,000  1,500,870
             Portland General, Series 1998 A,
              5.200% 05/01/33                     300,000    308,751
           NV Clark County Industrial
             Development Authority, Nevada
             Power Co., Series 1995 B, AMT,
              5.900% 10/01/30                   1,250,000  1,250,000
           OH Air Quality Development
             Authority, Cleveland Electric
             Illuminating Co., Series 2002 A,
              6.000% 12/01/13                     900,000    932,391
           PA Economic Development Financing
             Authority, Reliant Energy, Inc.,
             Series 2001 A, AMT,
              6.750% 12/01/36                     600,000    642,174
           TX Brazos River Authority, TXU
             Energy Co., LLC:
             Series 2001 C, AMT,
              5.750% 05/01/36                     280,000    296,122
             Series 2003 C, AMT,
              6.750% 10/01/38                     645,000    724,225
           VA Pittsylvania County Industrial
             Development Authority, Virginia
             Electric & Power Co.,
             Series 1994 A, AMT,
              7.450% 01/01/09                     700,000    708,617
           WV Pleasant County, Western
             Pennsylvania Power Co., Series
             1999 E, AMT, Insured: AMBAC
              5.500% 04/01/29                   4,750,000  4,945,748
           WY Campbell County, Black Hills
             Power, Inc., Series 2004,
              5.350% 10/01/24                   1,250,000  1,287,013
                                                          ----------
                                    Investor Owned Total  21,944,766
                                                          ----------
           JOINT POWER AUTHORITY - 0.4%
           NC Eastern Municipal Power Agency:
             Series 1999 D,
              6.700% 01/01/19                     500,000    543,380
             Series 2003 F,
              5.500% 01/01/16                     285,000    302,237
                                                          ----------
                             Joint Power Authority Total     845,617
                                                          ----------
           MUNICIPAL ELECTRIC - 3.1%
           PR Commonwealth of Puerto Rico
             Electric Power Authority, Series
             1998 II, Insured: FSA
              5.125% 07/01/26                   2,000,000  2,088,580

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS (CONTINUED)            PAR ($)   VALUE ($)
           ----------------------------------------------------------
           UTILITIES (CONTINUED)
           MUNICIPAL ELECTRIC (CONTINUED)
           WA Chelan County Public Utility
             District No. 1, Columbia River
             Rock Hydroelectric, Series 1997,
             Insured: MBIA
              (a) 06/01/14                      5,000,000   3,520,750
           WA Seattle Light & Power,
             Series 2001, Insured: FSA
              5.500% 03/01/17                     750,000     797,077
                                                          -----------
                                 Municipal Electric Total   6,406,407
                                                          -----------
           WATER & SEWER - 1.3%
           Guam Government Waterworks
             Authority, Water and Wastewater
             Systems, Series 2005,
              5.875% 07/01/35                   1,125,000   1,177,335
           MO Water & Sewer, Lee's Summit,
             Series 2002, Insured: AMBAC
              5.250% 07/01/15                     500,000     530,835
           MS V Lakes Utility District,
             Series 1994,
              8.250% 07/15/24(l)                  480,000     379,618
           NH Industrial Development Authority,
             Pennichuck Water Works, Inc.,
             Series 1988, AMT,
              7.500% 07/01/18                     405,000     454,082
                                                          -----------
                                      Water & Sewer Total   2,541,870
                                                          -----------
                                          UTILITIES TOTAL  36,199,552
                                                          -----------
           TOTAL MUNICIPAL BONDS
             (cost of $308,421,962)                       312,167,914
                                                          -----------
           MUNICIPAL PREFERRED
           STOCKS - 3.2%                           SHARES
           ----------------------------------------------------------
           HOUSING - 3.2%
           MULTI-FAMILY - 3.2%
           Charter Mac Equity Issuer Trust,
             AMT:
              6.300% 04/30/19(f)                1,000,000   1,077,460
             Series 1999,
              6.625% 06/30/09(f)                2,000,000   2,110,640
           GMAC Municipal Mortgage Trust,
             AMT,
              5.600% 10/31/39(f)                1,000,000   1,019,940
           Munimae TE Bond Subsidiary LLC,
             Series 2000 B, AMT,
              7.750% 06/30/50(f)                2,000,000   2,223,820
                                                          -----------
                                       Multi-Family Total   6,431,860
                                                          -----------
                                            HOUSING TOTAL   6,431,860
                                                          -----------
           TOTAL MUNICIPAL PREFERRED STOCKS
             (cost of $6,000,000)                           6,431,860
                                                          -----------

                                                    SHARES VALUE ($)
            --------------------------------------------------------
            INVESTMENT COMPANY - 0.0%
            --------------------------------------------------------
            Dreyfus Tax-Exempt Cash
              Management Fund                        3,756     3,756
                                                           ---------
            TOTAL INVESTMENT COMPANY
              (cost of $3,756)                                 3,756
                                                           ---------
            SHORT-TERM OBLIGATIONS - 2.6%         PAR ($)
            --------------------------------------------------------

            VARIABLE RATE DEMAND NOTES (M) - 2.6%
            FL Orange County School Board,
              Series 2000 B, Insured: AMBAC,
              SPA: SunTrust Bank N.A.
               3.550% 08/01/25                     400,000   400,000
            FL Pinellas County Health Facility
              Authority, All Childrens Hospital,
              Series 1985, Insured: AMBAC,
              LOC: Wachovia Bank N.A.
               3.600% 12/01/15                   1,600,000 1,600,000
            IL Health Facilities Authority, OSF
              Healthcare Systems, Series 2002,
              LOC: Fifth Third Bank
               3.550% 11/15/27                     700,000   700,000
            MN Higher Education Facilities
              Authority, St. Olaf College,
              Series 2002 5, LOC: Harris
              Trust & Savings Bank
               3.580% 10/01/32                     100,000   100,000
            MO Chesterfield Industrial
              Development Authority Educational
              Facilities, Gateway Academy Inc.,
              Series 2003, LOC: U.S. Bank NA
               3.630% 01/01/28                     100,000   100,000
            MS Jackson County Pollution Control
              Revenue, Chevron USA, Inc.,
              Series 1992,
               3.540% 12/01/16                   1,400,000 1,400,000
            NE Educational Finance Authority,
              Creighton University, Series 2003,
               3.580% 03/01/33                     800,000   800,000
            WY Uinta County, Chevron USA
              Project Inc., Series 1993,
               3.540% 08/15/20                     200,000   200,000
                                                           ---------
                          VARIABLE RATE DEMAND NOTES TOTAL 5,300,000
                                                           ---------

                  TOTAL SHORT-TERM OBLIGATIONS
                    (cost of $5,300,000)                      5,300,000
                                                           ------------
                  TOTAL INVESTMENTS - 159.2%
                    (cost of $319,725,718)(n)               323,903,530
                                                           ------------
                  AUCTION PREFERRED SHARES PLUS CUMULATIVE
                    UNPAID DISTRIBUTIONS - (59.0)%         (120,045,202)
                  OTHER ASSETS & LIABILITIES, NET - (0.2)%     (424,055)
                                                           ------------
                  NET ASSETS - 100.0%                       203,434,273
                                                           ------------


See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)Zero coupon bond.
(b)Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At May 31, 2006, the value of these securities amounted to $2,862,403, which represents 1.4% of net assets.

Additional information on this restricted security is as follows:

                                                Acquisition Acquisition
         Security                                  Date        Cost
         --------------------------------------------------------------
         CA Statewide Community Development
          Authority: Crossroads School for Arts
          & Sciences, Series 1998,
          6.000% 08/01/28                        08/21/98   $1,240,000

(c)The issuer is in default of certain debt covenants. Income is not being accrued. At May 31, 2006, the value of these securities amounted to $1,441,624, which represents 0.7% of net assets.
(d)The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At May 31, 2006, the value of these securities amounted to $1,080,167, which represents 0.5% of net assets.
(e)The interest rate shown on floating rate or variable rate securities reflect the rate at May 31, 2006.
(f)Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities, which did not include any illiquid securities except for the following, amounted to $9,001,440, which represents 4.4% of net assets.

                                Acquisition
          Security                 Date       Par      Cost    Value
          ------------------------------------------------------------
          Resolution Trust
           Corp.,
           Pass-Through
           Certificates, Series
           1993 A, 8.500%
           12/01/16              08/27/93   $546,075 $556,951 $531,555

(g)Security purchased on a delayed delivery basis.
(h)The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(i)A portion of this security with a market value of $3,180,697 is pledged as collateral for open futures contracts.
(j)Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(k)Step bond. This security is currently not paying coupon. Shown parenthetically is the interest rate to be paid and the date the Trust will begin accruing at this rate.
(l)The issuer is in default of certain debt covenants. Income is being accrued. At May 31, 2006, the value of this security represents 0.2% of net assets.
(m)Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at May 31, 2006.
(n)Cost for federal income tax purposes is $319,494,539.

At May 31, 2006, the Trust held the following open short futures contracts:

                                       Aggregate  Expiration  Unrealized
      Type        Contracts   Value    Face Value    Date    Appreciation
      -------------------------------------------------------------------
      U.S.
       Treasury
       Bonds         84     $8,938,125 $9,478,602  Jun-2006    $540,477
      10 Yr. U.S.
       Treasury
       Notes         92     $9,667,188 $9,827,889  Jun-2006    $160,701
                                                               --------
                                                               $701,178
                                                               --------

At May 31, 2006, the Trust held the following forward swap contract:

                                                                      Net
 Notional   Effective Expiration Counter- Receive Fixed  Variable  Unrealized
 Amount       Date       Date     party    (Pay)  Rate     Rate   Depreciation
 -----------------------------------------------------------------------------
 $2,600,000 08/08/06   08/08/16  JPMorgan  (Pay)  4.158%    BMA    $(120,097)
                                 Chase                    Index
                                 Bank

At May 31, 2006, the composition of the Trust by revenue source is as follows:

                                                      % of
                   Holdings by Revenue Source      Net Assets
                   ------------------------------------------
                   Health Care                        43.4%
                   Tax-Backed                         28.1
                   Housing                            23.1
                   Other                              20.1
                   Utilities                          17.8
                   Transportation                      7.5
                   Industrials                         6.7
                   Education                           4.2
                   Other Revenue                       3.1
                   Resource Recovery                   2.6
                   Short-Term Obligations              2.6
                   Investment Company                   --*
                   Auction Preferred Shares          (59.0)
                   Other Assets & Liabilities, Net    (0.2)
                                                     -----
                                                     100.0%
                                                     -----

*  Rounds to less than 0.1%.

                     Acronym Name
                 ----------------------------------------------
                      AMBAC  Ambac Assurance Corp.
                      AMT    Alternative Minimum Tax
                      BMA    Bond Market Association
                      FGIC   Financial Guaranty Insurance Co.
                      FHA    Federal Housing Administration
                      FHLMC  Federal Home Loan Mortgage Corp.
                      FNMA   Federal National Mortgage
                             Association
                      FSA    Financial Security Assurance, Inc.
                      GNMA   Government National Mortgage
                             Association
                      LOC    Letter of Credit
                      MBIA   MBIA Insurance Corp.
                      PSFG   Permanent School Fund Guaranteed
                      RAD    Radian Asset Assurance, Inc.
                      SPA    Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          STATEMENT OF ASSETS AND LIABILITIES

          May 31, 2006 (Unaudited)

        ASSETS:
        Investments, at cost                               $319,725,718
                                                           ------------
        Investments, at value                              $323,903,530
        Cash                                                     20,451
        Receivable for:
          Interest                                            5,179,027
          Futures variation margin                               55,000
        Deferred Trustees' compensation plan                     26,346
                                                           ------------
           Total Assets                                     329,184,354
                                                           ------------

        LIABILITIES:
        Net unrealized depreciation on swap contracts           120,097
        Payable for:
          Investments purchased on a delayed delivery
          basis                                               4,175,661
          Distributions -- common shares                      1,092,443
          Distributions -- preferred shares                      45,202
          Investment advisory fee                               204,142
          Pricing and bookkeeping fees                           27,720
          Trustees' fees                                            632
          Custody fee                                             6,067
          Transfer agent fee                                     10,535
          Preferred shares remarketing commissions                3,291
          Chief compliance officer expenses                         792
        Deferred Trustees' fees                                  26,346
        Other liabilities                                        37,153
                                                           ------------
           Total Liabilities                                  5,750,081
                                                           ------------

        AUCTION PREFERRED SHARES (4,800 shares
          issued and outstanding at $25,000 per share)     $120,000,000
                                                           ------------

        COMPOSITION OF NET ASSETS
          APPLICABLE TO COMMON SHARES:
        Paid-in capital -- common shares                   $256,453,653
        Overdistributed net investment income                   (70,618)
        Accumulated net realized loss                       (57,707,655)
        Net unrealized appreciation (depreciation) on:
          Investments                                         4,177,812
          Swap contracts                                       (120,097)
          Futures contracts                                     701,178
                                                           ------------
        Net assets at value applicable to 31,212,568
          common shares of beneficial interest outstanding $203,434,273
                                                           ------------
        Net asset value per common share                   $       6.52
                                                           ------------

                                    [GRAPHIC]


STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2006 (Unaudited)


            INVESTMENT INCOME:
            Interest                                    $ 9,637,938
                                                        -----------

            EXPENSES:
            Investment advisory fee                       1,210,814
            Transfer agent fee                               27,658
            Pricing and bookkeeping fees                     75,663
            Trustees' fees                                   11,078
            Preferred shares remarketing commissions        149,760
            Custody fee                                       9,605
            Chief compliance officer expenses                 2,479
            Other expenses                                   80,072
                                                        -----------
              Total Expenses                              1,567,129
            Custody earnings credit                          (1,527)
                                                        -----------
              Net Expenses                                1,565,602
                                                        -----------
            Net Investment Income                         8,072,336
                                                        -----------

            NET REALIZED AND UNREALIZED GAIN (LOSS)
              ON INVESTMENTS, FUTURES CONTRACTS
              AND SWAP CONTRACTS:
            Net realized gain (loss) on:
              Investments                                (4,198,972)
              Futures contracts                             457,303
                                                        -----------
               Net realized loss                         (3,741,669)
                                                        -----------
            Net change in unrealized appreciation
              (depreciation) on:
              Investments                                 5,294,442
              Swap contracts                               (120,097)
              Futures contracts                             694,155
                                                        -----------
               Net change in unrealized appreciation
               (depreciation)                             5,868,500
                                                        -----------
            Net Gain                                      2,126,831
                                                        -----------
            Net Increase in Net Assets from Operations   10,199,167
                                                        -----------

            LESS DISTRIBUTIONS DECLARED TO PREFERRED
              SHAREHOLDERS:
            From net investment income                   (1,915,402)
                                                        -----------
            Net Increase in Net Assets from Operations
              Applicable to Common Shares               $ 8,283,765
                                                        -----------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          STATEMENT OF CHANGES IN NET ASSETS


                                               (UNAUDITED)
                                               SIX MONTHS
                                                  ENDED      YEAR ENDED
                                                 MAY 31,    NOVEMBER 30,
      INCREASE (DECREASE) IN NET ASSETS:          2006          2005
      -----------------------------------------             -------------
      OPERATIONS:
      Net investment income                   $  8,072,336  $ 16,604,193
      Net realized gain (loss) on
        investments and futures
        contracts                               (3,741,669)    3,346,659
      Net change in unrealized
        appreciation (depreciation) on
        investments, swap contracts and
        futures contracts                        5,868,500      (590,198)
                                              ------------  ------------
      Net Increase from Operations              10,199,167    19,360,654
                                              ------------  ------------
      LESS DISTRIBUTIONS
        DECLARED TO PREFERRED
        SHAREHOLDERS:
      From net investment income                (1,915,402)   (2,628,702)
                                              ------------  ------------
      Increase in Net Assets from
        Operations Applicable to
        Common Shares                            8,283,765    16,731,952
                                              ------------  ------------
      LESS DISTRIBUTIONS
        DECLARED TO COMMON
        SHAREHOLDERS:
      From net investment income                (6,800,383)  (14,274,618)
                                              ------------  ------------
      SHARE TRANSACTIONS:
      Distributions reinvested                     284,933       110,419
                                              ------------  ------------
      Total Increase in Net Assets
        Applicable to Common Shares              1,768,315     2,567,753
      NET ASSETS APPLICABLE TO
        COMMON SHARES:
      Beginning of period                      201,665,958   199,098,205
                                              ------------  ------------
      End of period (including
        undistributed (overdistributed)
        net investment income of
        $(70,618) and $572,831,
        respectively)                         $203,434,273  $201,665,958
                                              ------------  ------------
      NUMBER OF TRUST SHARES:
      Common Shares:
        Issued for distributions reinvested         43,545        16,963
      Outstanding at:
        Beginning of period                     31,169,023    31,152,060
                                              ------------  ------------
        End of period                           31,212,568    31,169,023
                                              ------------  ------------

      Preferred Shares:
      Outstanding at end of period                   4,800         4,800
                                              ------------  ------------


See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):


                      (UNAUDITED)
                      SIX MONTHS                                                                                  PERIOD
                         ENDED                               YEAR ENDED NOVEMBER 30,                              ENDED
                        MAY 31,     -----------------------------------------------------------------------    NOVEMBER 30,
                         2006          2005        2004        2003          2002         2001        2000       1999 (A)
---------------------------------------------------------------------------------------------------------------
NET ASSET
VALUE,
BEGINNING OF
  PERIOD               $   6.47     $   6.39    $   6.57    $   6.52    $   6.93       $   6.92    $   7.49      $   8.49
                       --------     --------    --------    --------    --------       --------    --------      --------
INCOME FROM
INVESTMENT
  OPERATIONS:
Net investment
  income                   0.26(b)      0.53(b)     0.52(b)     0.54(b)     0.57(b)(c)     0.61(b)     0.62(d)       0.46
Net realized
  and
  unrealized
  gain (loss)
  on
  investments,
  swap
  contracts
  and futures
  contracts                0.07         0.09       (0.18)       0.04       (0.42)(c)      (0.04)      (0.54)        (0.92)
                       --------     --------    --------    --------    --------       --------    --------      --------
  Total from
   Investment
   Operations              0.33         0.62        0.34        0.58        0.15           0.57        0.08         (0.46)
                       --------     --------    --------    --------    --------       --------    --------      --------
LESS
DISTRIBUTIONS
DECLARED   TO
PREFERRED
SHAREHOLDERS:
From net
  investment
  income                  (0.06)       (0.08)      (0.04)      (0.04)      (0.06)         (0.12)      (0.16)        (0.04)
                       --------     --------    --------    --------    --------       --------    --------      --------
  Total from
   Investment
   Operations
   Applicable
   to Common
   Shareholders            0.27         0.54        0.30        0.54        0.09           0.45       (0.08)        (0.50)
                       --------     --------    --------    --------    --------       --------    --------      --------
LESS
DISTRIBUTIONS
DECLARED   TO
COMMON
SHAREHOLDERS:
From net
  investment
  income                  (0.22)       (0.46)      (0.48)      (0.49)      (0.50)         (0.44)      (0.48)        (0.45)
                       --------     --------    --------    --------    --------       --------    --------      --------
LESS SHARE
TRANSACTIONS:
Commissions
  and offering
  costs
  --preferred
  shares                     --           --          --          --          --             --       (0.01)        (0.05)
                       --------     --------    --------    --------    --------       --------    --------      --------
NET ASSET
VALUE, END OF
  PERIOD               $   6.52     $   6.47    $   6.39    $   6.57    $   6.52       $   6.93    $   6.92      $   7.49
                       --------     --------    --------    --------    --------       --------    --------      --------
Market price
  per share --
  common shares        $   6.75     $   6.42    $   6.43    $   6.45    $   6.26       $   6.38    $   5.75      $   6.13
                       --------     --------    --------    --------    --------       --------    --------      --------
Total return
  -- based on
  market value
  -- common
  shares (e)               8.70%(f)     7.18%       7.44%      11.17%       5.81%         18.56%       1.05%       (21.72)%(f)
                       --------     --------    --------    --------    --------       --------    --------      --------
RATIOS TO
AVERAGE NET
ASSETS/  SUPPLEMENTAL
DATA:
Expenses (g)(h)            1.54%(i)     1.55%       1.58%       1.54%       1.49%          1.59%       1.60%         1.13%(i)
Net investment
  income
  before
  preferred
  stock
  dividend
  (g)(h)                   7.94%(i)     8.17%       8.04%       8.30%      8.36 %(c)       8.67%       8.63%         6.18%(i)
Net investment
  income after
  preferred
  stock
  dividend
  (g)(h)                   6.06%(i)     6.88%       7.39%       7.72%      7.53 %(c)       7.00%       6.37%         5.67%(i)
Portfolio
  turnover rate              11%(f)       15%         13%         14%         15%            15%         10%           16%(f)
Net assets,
  end of
  period
  (000's)
  --common
  shares               $203,434     $201,666    $199,098    $204,506    $202,765       $215,348    $214,975      $232,540

(a)The Trust changed its fiscal year end from December 31 to November 30.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change, for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 8.31% to 8.36% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 7.48% to 7.53%. The impact to net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002, have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(f)Not annualized.
(g)The benefits derived from custody credits had an impact of less than 0.01%.
(h)Ratios reflect average net assets available to common shares only.
(i)Annualized.

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                     YEAR ENDED DECEMBER 31,
                                                                             ---------------------------------------
                                                                               1998      1997      1996      1995
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $   8.56  $   8.34  $   8.55  $   7.96
                                                                             --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                            0.52      0.55      0.56      0.60
Net realized and unrealized gain (loss) on investments and futures contracts    (0.07)     0.22     (0.19)     0.58
                                                                             --------  --------  --------  --------
 Total from Investment Operations Applicable to Common Shareholders              0.45      0.77      0.37      1.18
                                                                             --------  --------  --------  --------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                      (0.52)    (0.55)    (0.58)    (0.59)
                                                                             --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD                                               $   8.49  $   8.56  $   8.34  $   8.55
                                                                             --------  --------  --------  --------
Market price per share -- common shares                                      $   8.31  $   8.63  $   8.25  $   7.38
                                                                             --------  --------  --------  --------
Total return -- based on market value -- common shares (a)                       2.47%    11.60%    20.09%    15.65%
                                                                             --------  --------  --------  --------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (b)                                                                     0.93%     0.96%     1.00%     1.06%
Net investment income (b)                                                        6.02%     6.54%     6.74%     7.15%
Portfolio turnover rate                                                            29%       17%       15%       23%
Net assets, end of period (000's) -- common shares                           $263,705  $265,190  $257,768  $264,467

(a)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(b)The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS

May 31, 2006 (Unaudited)

NOTE 1. ORGANIZATION

Colonial High Income Municipal Trust (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, closed-end management investment company.

INVESTMENT GOAL

The Trust seeks to provide high current income, generally exempt from federal income taxes. The Trust's secondary goal is to seek total return.

TRUST SHARES

The Trust may issue an unlimited number of common shares. On August 26, 1999, the Trust issued 4,800 Auction Preferred Shares ("APS").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS

The Trust may invest in municipal and U.S. Treasury futures contracts. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities,
(2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Trust deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Trust also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Trust recognizes a realized gain or loss when the contract is closed or expires.

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2006 (Unaudited)


SWAPS

The Trust may engage in swap transactions such as interest rate, forward, total return, index or currency swaps, consistent with its investment objective and policies to obtain a desired return at a lower cost than if the Trust had invested directly in the asset that yielded the desired return. Swaps involve the exchange by the Trust with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Trust's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, the Trust will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, the Trust will succeed in pursuing contractual remedies. The Trust thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resale.

DELAYED DELIVERY SECURITIES

The Trust may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices. The Trust identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

FEDERAL INCOME TAX STATUS

The Trust intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Trust intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Trust should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to common shareholders are recorded on the ex-date. Distributions to Auction Preferred shareholders are recorded daily and payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2006, was 3.35% for Series T and 3.41% for Series W. For the six months ended May 31, 2006, the Trust declared dividends to Auction Preferred shareholders amounting to $1,915,402 representing an average dividend rate of 3.23% per APS.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended November 30, 2005 was as follows:

                    Distributions paid from:
                       Tax-Exempt Income        $16,903,320
                       Ordinary Income                   --
                       Long-Term Capital Gains           --

Unrealized appreciation and depreciation at May 31, 2006, based on cost of investments for federal income tax purposes, was:

                   Unrealized appreciation     $ 16,172,702
                   Unrealized depreciation      (11,763,711)
                                               ------------
                   Net unrealized appreciation $  4,408,991
                                               ------------

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2006 (Unaudited)


The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                            YEAR OF     CAPITAL LOSS
                            EXPIRATION   CARRYFORWARD
                          ------------ --------------
                              2007        3,941,668
                              2008       14,340,573
                              2009        4,198,716
                              2010       12,980,738
                              2011        4,761,736
                              2012        4,055,363
                                        -----------
                                        $44,278,794
                                        -----------

Capital loss carryforwards of $1,444,131 were utilized and $4,482,522 expired during the year ended November 30, 2005 for the Trust.

Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Trust and provides administrative and other services. Columbia receives a monthly investment advisory fee at the annual rate of 0.75% of the Trust's average weekly net assets, including assets applicable to the APS.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Trust under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays State Street the total fees collected under the pricing and bookkeeping agreement.

Under its pricing and bookkeeping agreement with the Trust, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee, exclusive of out-of-pocket expenses and charges, shall not exceed $140,000.

The Trust also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Trust's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended May 31, 2006, the annualized effective pricing and bookkeeping fee rate for the Trust, inclusive of out-of-pocket expenses, was 0.047% of the Trust's average daily net assets.

CUSTODY CREDITS

The Trust has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

All officers of the Trust, with the exception of the Trust's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Trust. The Board of Trustees has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Trust, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Trust's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

OTHER

Columbia provides certain services to the Trust related to Sarbanes-Oxley compliance. For the six months ended May 31, 2006, the Trust paid $1,246 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended May 31, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $64,928,825 and $35,590,131, respectively.

NOTE 6. PREFERRED SHARES

The Trust currently has outstanding 4,800 APS (2,400 shares each of Series T and W). The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2006 (Unaudited)


Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS Agreement and in accordance with the guidelines prescribed by the APS' rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain APS. At May 31, 2006, there were no such restrictions on the Trust.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

CONCENTRATION OF CREDIT RISK

The Trust holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Trust's insurers is rated Aaa by Moody's Investor Services Inc., except for Radian Asset Assurance, Inc., which is rated Aa3. At May 31, 2006, private insurers who insured greater than 5% of the total investments of the Trust were as follows:

                                             % OF TOTAL
                       INSURER               INVESTMENTS
                       ---------------------------------
                       Ambac Assurance Corp.     7.1%

GEOGRAPHIC CONCENTRATION

The Trust has greater than 5% of its total investments at May 31, 2006 invested in debt obligations issued by the states of California, Colorado, Florida, Illinois and Pennsylvania and their respective political subdivisions, agencies and public authorities. The Trust is more susceptible to economic and political factors adversely affecting issuers of the specific state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

INDUSTRY FOCUS

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed among other things, to: pay
$70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2006 (Unaudited)


As a result of these matters or any adverse publicity or other developments resulting from them, the market price of the shares could decline.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ''MDL''). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trust. As to Columbia, and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

                                    [GRAPHIC]


ASSET COVERAGE REQUIREMENTS



                                              INVOLUNTARY
                                     ASSET    LIQUIDATING   AVERAGE
                      TOTAL AMOUNT  COVERAGE  PREFERENCE  MARKET VALUE
                      OUTSTANDING  PER SHARE*  PER SHARE   PER SHARE
          ------------------------------------------------------------
          05/31/06**  $120,000,000  $67,382     $25,009     $25,000
          11/30/05     120,000,000   67,014      25,009      25,000
          11/30/04     120,000,000   66,479      25,008      25,000
          11/30/03     120,000,000   67,605      25,003      25,000
          11/30/02     120,000,000   67,243      25,002      25,000
          11/30/01     120,000,000   69,864      25,004      25,000
          11/30/00     120,000,000   69,786      25,009      25,000
          11/30/99***  120,000,000   73,466      25,021      25,000

*Calculated by subtracting the Trust's total liabilities from the Trust's total assets and dividing the amount by the number of APS outstanding.
**Unaudited.
***On August 26, 1999, the Trust began offering Auction Preferred Shares.

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


SHAREHOLDER MEETING RESULTS


RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 24, 2006, the Annual Meeting of Shareholders of the Trust was held to consider re-election of Trustees. On March 10, 2006, the record date for the Meeting, the Trust had 31,191,047 common shares outstanding and 4,800 preferred shares. The votes cast were as follows:

ELECTION OF TRUSTEES:

The shareholders re-elected the following Trustees as follows:

                                            FOR     WITHHELD
                    ----------------------------------------
                    Janet Langford Kelly 27,687,178 404,124
                    Anne-Lee Verville    27,697,445 393,857

The holders of preferred shareholders re-elected the following Trustees as follows:

                                           FOR  WITHHELD
                        --------------------------------
                        Douglas A. Hacker 4,463    4
                        Thomas E. Stitzel 4,463    4

The terms of office of Thomas C. Theobald, John J. Neuhauser, Richard L. Woolworth, William E. Mayer, Richard W. Lowry, Charles R. Nelson and Patrick J. Simpson continued after the Meeting.

                                    [GRAPHIC]


          DIVIDEND REINVESTMENT PLAN


COLONIAL HIGH INCOME MUNICIPAL TRUST

Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested by Computershare (the "Plan Agent"), as agent under the Trust's Dividend Reinvestment Plan (the "Plan"). Pursuant to the Plan, the provisions of which are described below, shareholders not making such an election will receive all such amounts in cash paid by check mailed directly to the shareholder by the Plan Agent, as the dividend paying agent.

If the Trustees of the Trust declare a dividend or determine to make a capital gain distribution payable either in shares of the Trust or in cash, as shareholders may have elected, nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Trust. If the market price of the shares on the payment date for the dividend or distribution is equal to or exceeds their net asset value, participants will be issued shares of the Trust at the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of Trust shares at such time, or if the Trust declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for Plan participants, buy Trust shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Trust's shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Trust. In circumstances in which the net asset value of Trust shares is more than 5% below their market price, participants in the Plan will be issued shares through the Plan at a price exceeding net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to the participant's account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder's notice of election to participate in or withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting dividends or distributions. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. There will be no brokerage charges with respect to shares issued directly by the Trust as a result of dividends or distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends or distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days written notice to Plan participants. Contact the Plan Agent for more information regarding the Plan. All correspondence concerning the Plan should be directed to Computershare by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-730-6001.

[LOGO]
Transfer Agent
Important Information About This Report
The Transfer Agent for Colonial High Income Municipal Trust is:

Computershare
P.O. Box 43010
Providence, RI 02940-3010

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the trust may speak to a representative at 800-426-3750.

A description of the trust's proxy voting policies and procedures is available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-730-6001. Information regarding how the trust voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the trust voted proxies relating to portfolio securities is also available at www.columbiamanagement.com.

The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.The trust's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington,DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Annual Certifications -- As required, on June 21, 2006, the trust submitted to the New York Stock Exchange ("NYSE") the annual certification of the trust's Chief Executive Officer certifying that he is not aware of any violation of the NYSE's Corporate Governance listing standards. The trust also has included the certifications of the trust's Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the trust's Form N-CSR filed with the Securities and Exchange Commission for the annual period.

This report has been prepared for shareholders of Colonial High Income Municipal Trust.

                                    [GRAPHIC]


COLONIAL HIGH INCOME MUNICIPAL TRUST
                                                              SEMIANNUAL REPORT

                                            SHC-44/111527-0506 (07/06) 06/26646

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                                        Registrant Purchases of Equity Securities*
                             -----------------------------------------------------------------
                                                             (c)
                                                       Total Number of            (d)
                                 (a)         (b)     Shares Purchased as   Maximum Number of
                             Total Number  Average    Part of Publicly    Shares that May Yet
                              of Shares   Price Paid   Announced Plans    Be Purchased Under
Period                        Purchased   Per Share      or Programs     the Plans or Programs
------                       ------------ ---------- ------------------- ---------------------
12/01/05 through 12/31/05...      0         $0.00             0                   N/A
01/01/06 through 01/31/06...      0         $0.00             0                   N/A
02/01/06 through 02/28/06...      0         $0.00             0                   N/A
03/01/06 through 03/31/06...      0         $0.00             0                   N/A
04/01/06 through 04/30/06...      0         $0.00             0                   N/A
05/01/06 through 05/31/06...      0         $0.00             0                   N/A
                                  -         -----             -                   ---
Total.......................      0         $0.00             0                   N/A
                                  -         -----             -                   ---

--------
* Includes shares purchased by the Dividend Reinvestment Agent pursuant to the Registrant's Dividend Reinvestment Plan.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Colonial High Income Municipal Trust
             -------------------------------------------------

By (Signature and Title) /S/ Christopher L. Wilson
                         -------------------------------------
                         Christopher L. Wilson, President

Date                     July 27, 2006
     ---------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /S/ Christopher L. Wilson
                         -------------------------------------
                         Christopher L. Wilson, President

Date                     July 27, 2006
     ---------------------------------------------------------

By (Signature and Title) /S/ J. Kevin Connaughton
                         -------------------------------------
                         J. Kevin Connaughton, Treasurer

Date                     July 27, 2006
     ---------------------------------------------------------